ACCOUNTS PAYABLE AND PROVISIONS	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
ACCOUNTS PAYABLE AND PROVISIONS
10.	ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2013	December 31, 2012
Trade payables	52.0	52.2
Accruals	70.8	83.8
Payroll and other compensation	38.9	21.2
Leave pay accrual	38.8	46.7
Other	1.0	2.5

	201.5	206.4